Restructuring charges - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Operating Lease - Future Minimum Lease Payments [Line Items]
2021	$ 26,164
2022	21,510
2023	16,108
2024	10,165
2025	6,046
Thereafter	10,490
Total future minimum lease payments	90,483
Lease imputed interest	(5,348)
Operating lease liabilities	85,135
Onerous lease | Resource rationalization, 2020
Operating Lease - Future Minimum Lease Payments [Line Items]
2021	2,602
2022	1,896
2023	999
2024	139
2025	139
Thereafter	402
Total future minimum lease payments	6,177
Lease imputed interest	(463)
Operating lease liabilities	$ 5,714